Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Managed Portfolio Series

Kensington Dynamic Growth Fund
Class A Shares (Ticker: KAGAX)
Class C Shares (Ticker: KAGCX)
Institutional Class (Ticker: KAGIX)

February 28, 2025
Supplement to the Summary Prospectus, Prospectus and
Statement of Additional Information, each dated April 30, 2024

Name Change

Effective April 30, 2025 (the “Effective Date”), the Fund’s name will change from “Kensington Dynamic Growth Fund” to “Kensington Dynamic Allocation Fund.” Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus, and Statement of Additional Information are deleted and replaced with “Kensington Dynamic Allocation Fund.”
No action is required by current shareholders of the Fund as a result of this change. In addition, the change in the Fund’s name will have no effect on its investment objective or strategy.
Supplement Closing [Text Block]	ck0001511699_SupplementClosing	This supplement should be retained with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.
Kensington Dynamic Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Kensington Dynamic Allocation Fund
Kensington Dynamic Allocation Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGAX
Kensington Dynamic Allocation Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGCX
Kensington Dynamic Allocation Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	KAGIX